FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 8—FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets that are measured at fair value
on September 30, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine
such fair value:

	September 30, 2024	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$20,886,019	$20,886,019	$—	$—

The following table presents information about the Company’s assets that are measured at fair value on
December
31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$36,605,106	$36,605,106	$—	$—

There were no transfers between Levels 1, 2 and 3 during the nine months ended September 30, 2024 and year ended
December
31, 2023.

NOTE 8–FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s assets that are measured at fair value on December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2023	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$36,605,106	$36,605,106	$—	$—

There were no transfers between Levels 1, 2 and 3 during the year ended December 31, 2023.